NUVEEN INTERNATIONAL GROWTH FUND

SUPPLEMENT DATED DECEMBER 22, 2016

TO THE PROSPECTUS DATED NOVEMBER 30, 2016

The fourth sentence in the section entitled “How We Manage Your Money—More About Our Investment Strategies—Disclosure of Portfolio Holdings” is deleted and replaced with the following:

A complete list of portfolio holdings information is generally made available on the Fund’s website ten business days after the end of the quarter.

PLEASE KEEP THIS WITH YOUR

PROSPECTUS FOR FUTURE REFERENCE

MGN-IGFP-1216P

NUVEEN INTERNATIONAL GROWTH FUND

SUPPLEMENT DATED DECEMBER 22, 2016

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2016

The third sentence in the first paragraph of the section entitled “Disclosure of Portfolio Holdings” is deleted and replaced with the following:

A complete list of portfolio holdings information is generally made available on the Fund’s website ten business days after the end of the quarter.

PLEASE KEEP THIS WITH YOUR

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-IGFSAI-1216P